UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

             Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 154.6%

New York — 151.1%
Corporate — 5.1%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$147,249
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	378,616
5.00%, 07/01/28	330	349,107
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,475	1,773,820
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	1,130	1,083,196

		3,731,988
County/City/Special District/School District — 37%
City of New York, GO, Refunding:
Series A, 5.00%, 08/01/30	1,700	1,916,886
5.50%, 08/01/25	965	1,099,270
5.00%, 08/01/30	500	548,025
City of New York, GO:
Series G-1, 6.25%, 12/15/31	5	5,017
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	762,505
5.38%, 04/01/19(b)	120	121,427
5.38%, 04/01/36	15	15,161
City of New York, Yankee Stadium Project (NPFGC), Series E, Sub-Series I-1, GOL, Sub-Series D-1(c):
5.00%, 12/01/43	1,145	1,287,255
5.00%, 12/01/44	350	393,169
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(d)	1,000	195,980
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,445	1,598,257
5.00%, 11/15/45	2,340	2,580,552
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(d)	1,750	648,077
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(d)	500	158,345

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
(AMBAC), 5.00%, 01/01/39	$500	$506,215
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(d)	500	265,735
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,314
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	400	405,328
4.75%, 03/01/46	400	400,180
5.00%, 03/01/46	500	502,545
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	876,521
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	520,150
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	120	131,980
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	960	1,038,278
5.75%, 02/15/47	590	631,642
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	790	876,742
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	475	530,029
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,184,736
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,400	1,449,140
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	500	518,945
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	735	750,126
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	200	208,826
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,066,190
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,323,987
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,065,870
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	733,001

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
World Trade Center Project, 5.75%, 11/15/51	$670	$731,687

		27,148,093
Education — 26.4%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	155	162,218
Daemen College Project, 5.00%, 10/01/48	120	125,102
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	275	288,321
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48(a)	270	273,348
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	274,743
City of New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	500	501,240
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	488,673
Carnegie Hall, 4.75%, 12/01/39	700	714,847
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,040,250
Series B, 4.00%, 08/01/35	190	193,908
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	500	510,230
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	298,522

Security	Par (000)	Value
Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A (continued):
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	$100	$105,855
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	132,958
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	95	106,342
5.00%, 07/01/48	145	161,563
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	184,359
4.00%, 07/01/46	310	313,587
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,000	1,077,010
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	240	270,766
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	350	361,606
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	163,692
5.38%, 09/01/41	650	693,478
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	481,946
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	400	440,972
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	538,345
Education, Series B, 5.75%, 03/15/19(b)	300	303,333

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, RB (continued):
Fordham University, Series A, 5.50%, 07/01/21(b)	$150	$163,427
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	250	254,610
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	670	711,339
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,283,532
University of Rochester, Series A, 5.13%, 07/01/19(b)	215	219,117
University of Rochester, Series A, 5.13%, 07/01/39	35	35,601
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	150	168,539
Brooklyn Law School, 5.75%, 07/01/33	250	254,215
Fordham University, 5.00%, 07/01/44	640	690,579
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	757,144
New York University, Series A, 5.00%, 07/01/37	600	650,340
Skidmore College, Series A, 5.25%, 07/01/29	200	214,666
Skidmore College, Series A, 5.25%, 07/01/31	300	321,921
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,220	1,368,096
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	700	784,007
Teachers College, 5.50%, 03/01/19(b)	650	655,908
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	232,877
Hofstra University Project, 4.00%, 07/01/37	220	223,835

Security	Par (000)	Value

Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB (continued):
Hofstra University Project, 5.00%, 07/01/47	$100	$110,092

		19,307,059

Health — 13.6%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	318,384
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	190	190,106
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	194,592
5.00%, 12/01/46	320	344,787
Series A, 5.00%, 12/01/32	180	193,468
Series A, 5.00%, 12/01/37	250	266,860
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,522,527
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	160,900
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	943,321
Series B, 6.00%, 11/01/20(b)	130	139,762
Series B, 6.00%, 11/01/30	20	21,252
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	522,055
State of New York Dormitory Authority, RB, Series A(b):
Healthcare, 5.00%, 03/15/19	500	504,650
New York State Association for Retarded Children, Inc., 6.00%, 07/01/19	250	255,960
New York University Hospitals Center, 5.75%, 07/01/20	425	450,194

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	$130	$131,767
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	500	521,340
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,071,150
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	750	803,362
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	926,951
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	500	506,210

		9,989,598
Housing — 7.8%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	993,809
5.00%, 07/01/33	400	428,824
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	513,705
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(c)	1,135	1,154,091
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	265	284,931
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	666,692
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	955	958,094

Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	$715	$724,981

		5,725,127
State — 18.9%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,195	2,233,544
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	374,779
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	1,315	1,478,652
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	465	469,050
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	460	513,075
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,030	1,141,868
Series A-2, 5.00%, 08/01/38	195	219,157
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	835,252
State of New York, GO, Series A, 5.00%, 02/15/39	500	502,945
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,146,023
General Purpose, Series B, 5.00%, 03/15/42	1,000	1,067,810
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,057,100
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	555	561,616
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	250	279,603
Series A, 5.00%, 03/15/36	545	613,670
Series A, 5.00%, 02/15/42	250	276,700
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	470	530,851

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	$500	$550,425

		13,852,120
Tobacco — 5.0%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	409,756
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	639,735
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	604,842
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	241,110
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	239,711
TSASC, Inc., Refunding RB, Series B:
5.00%, 06/01/45	455	435,553
Tobacco Settlement Bonds, 5.00%, 06/01/48	495	470,844
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	285	260,980
5.13%, 06/01/51	355	357,794

		3,660,325
Transportation — 25.6%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	236,556
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(b)	270	310,036
Series E, 5.00%, 11/15/38	1,000	1,071,800
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	526,125

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Green Bonds, Series A-1, 5.25%, 11/15/56	$250	$271,122
Series C-1, 5.00%, 11/15/36	840	923,681
Series F, 5.00%, 11/15/30	1,500	1,610,865
Series F, 5.00%, 11/15/35	500	549,770
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	540,800
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	2,480	2,600,230
5.25%, 01/01/50	165	174,704
(AGM), 4.00%, 07/01/41	300	297,216
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	949,504
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,064,570
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	480,706
178th Series, 5.00%, 12/01/43	430	463,798
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	205	224,081
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	1,530	1,618,755
Series I, 5.00%, 01/01/42	1,030	1,084,168
Series J, 5.00%, 01/01/41	500	539,895
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	268,459
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	370	420,324
General, Series A, 5.00%, 11/15/50	500	552,045

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
Series B, 5.00%, 11/15/38	$210	$236,458

		17,015,668

Utilities — 14.1%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	276,801
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,500	1,657,035
Long Island Power Authority, RB:
CAB, Electric Systems, Series A (AGM), 0.00%, 06/01/28(d)	3,515	2,576,354
General, 5.00%, 09/01/47	200	220,356
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	1,000	1,184,580
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	500	506,065
Series B, 5.00%, 09/01/46	125	137,080
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	370	418,167
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	372,124
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,690	2,936,834

		10,285,396

Multi-State(e) — 2.7%

Housing — 2.7%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 10/31/52	1,000	1,015,700

Security	Par (000)	Value

Housing (continued)
Centerline Equity Issuer Trust(a) (continued):
Series B-3-2, 6.30%, 10/31/52	$1,000	$1,016,910

		2,032,610

Puerto Rico — 0.8%

Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	570	571,060

Total Municipal Bonds — 154.6% (Cost — $108,727,052)		113,319,044

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 18.1%

County/City/Special District/School District — 1.5%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	500	552,168
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	564,622

		1,116,790

Education — 0.8%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	561,073

State — 4.1%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,300	1,304,985
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	287,462
4.00%, 10/15/32	350	371,002

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	$1,000	$1,054,905

		3,018,354

Transportation — 7.8%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,155,056
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	735	820,642
Consolidated, 210th Series, 5.00%, 09/01/48	960	1,079,640
Consolidated, Series 169th, 5.00%, 10/15/26	1,000	1,068,395
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	551,888

		5,675,621

Utilities — 3.9%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,594,360

Security	Par (000)	Value

Utilities (continued)
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (continued):
Fiscal 2012, Series BB, 5.00%, 06/15/44	$1,005	$1,071,592
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	199,267

		2,865,219

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost — $12,880,374)		13,237,057

Total Long-Term Investments — 172.7% (Cost — $121,607,426)		126,556,101

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio,
1.51%(g)(h)	64,458	64,458

Total Short-Term Securities — 0.1% (Cost — $64,458)		64,458

Total Investments — 172.8% (Cost — $121,671,884)		126,620,559

Liabilities in Excess of Other Assets — (2.2)%		(1,582,898)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.2)%		(7,500,803)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.4)%		(44,255,573)

Net Assets Applicable to Common Shares — 100.0%		$73,281,285

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY)

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	64,458	64,458	$64,458	$289	$—		$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	129,237	(129,237)	—	—	901	13		(13)

				$64,458	$1,190	$13		$(13)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	11	03/20/19	$1,314	$(3,133)
Long U.S. Treasury Bond	25	03/20/19	3,498	(15,519)
5-Year U.S. Treasury Note	10	03/29/19	$1,130	(1,709)

				$(20,361)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Income Trust II (BFY)

The following tables summarizes the Trust’s investments and derivative financial instruments categorized in the disclose hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$126,556,101		$—	$126,556,101
Short-Term Securities	64,458	—		—	64,458

	$64,458	$126,556,101	$		$126,620,559

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(20,361)	$—		$—	$(20,361)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(7,475,312)	$—	$(7,475,312)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(51,875,312)	$—	$(51,875,312)

During the period ended November 30, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust II

Date: January 18, 2019